Portfolio of Investments

January 31, 2022 (unaudited)

Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
POOLED INVESTMENT VEHICLES – 30.7%
GUERNSEY — 5.0%
International Public Partnerships Ltd.	98,110	$221,895
NextEnergy Solar Fund Ltd.	128,419	176,121
Pershing Square Holdings Ltd.	940	35,189
Renewables Infrastructure Group Ltd. (The)	202,609	364,144
Sequoia Economic Infrastructure Income Fund Ltd.	163,230	226,282
TwentyFour Income Fund Ltd.	186,024	288,962
		1,312,593
IRELAND — 2.3%
Aspect Core Trend Fund, Class A	5,654	604,406
LUXEMBOURG — 0.4%
BBGI Global Infrastructure SA	38,252	89,202
UNITED KINGDOM — 3.4%
3i Infrastructure PLC	26,063	121,638
Foresight Solar Fund Ltd.	31,243	42,271
Greencoat UK Wind PLC	234,015	447,149
HICL Infrastructure PLC	113,158	266,058
		877,116
UNITED STATES — 19.6%
Baillie Gifford Emerging Markets Equities Fund, Class K(1)	31,153	759,501
Baillie Gifford International Alpha Fund, Class K(1)	118,682	1,680,534
Baillie Gifford U.S. Equity Growth Fund, Class K(1)	41,744	1,134,193
Credit Suisse Managed Futures Strategy Fund, Class I	51,304	512,018
KraneShares Asia Pacific High Income Bond ETF	32,500	1,027,153
		5,113,399
Total Pooled Investment Vehicles
(cost $7,207,607)		7,996,716
COMMON STOCKS — 27.5%
AUSTRALIA — 0.9%
BHP Group Ltd.*	1,009	31,849
Lynas Rare Earths Ltd.*	26,800	173,104
Rio Tinto PLC	448	31,577
		236,530
CANADA — 1.3%
First Majestic Silver Corp.	8,100	82,265
Hydro One Ltd.	5,790	149,584
Pan American Silver Corp.	4,500	97,515
		329,364
CHINA — 1.5%
China Longyuan Power Group Corp., Ltd., Class H	91,000	185,666
China Yangtze Power Co., Ltd., Class A	40,500	139,813
Xinyi Energy Holdings Ltd.	110,000	55,191
		380,670
DENMARK — 1.1%
NKT A/S*	1,683	70,853
Orsted AS	2,086	222,253
		293,106
FRANCE — 0.7%
JCDecaux SA*	1,199	32,821
Nexans SA	1,650	149,101
		181,922

See previously submitted notes to the financial statements for the annual period ended April 30, 2021.

Portfolio of Investments

January 31, 2022 (unaudited)

Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
GERMANY — 2.2%
Fraport AG Frankfurt Airport Services Worldwide*	747	$51,025
LEG Immobilien SE	2,140	283,890
TAG Immobilien AG	4,520	119,366
Vonovia SE	1,942	110,608
		564,889
INDONESIA — 1.4%
Nickel Mines Ltd.	178,996	183,847
Vale Indonesia TBK PT	531,700	175,885
		359,732
IRELAND — 0.2%
CRH PLC	707	35,690
Ryanair Holdings PLC ADR*	269	30,026
		65,716
ITALY — 2.5%
Italgas SpA	27,070	179,594
Prysmian SpA	4,993	168,371
Terna - Rete Elettrica Nazionale	38,112	299,462
		647,427
MACAU — 0.1%
Galaxy Entertainment Group Ltd.*	4,000	23,165
Sands China Ltd.*	6,400	17,846
		41,011
NETHERLANDS — 0.4%
CTP NV	4,932	100,329
RUSSIA — 0.9%
MMC Norilsk Nickel PJSC ADR	8,410	237,736
SPAIN — 4.0%
EDP Renovaveis SA	10,379	218,182
Iberdrola SA	33,430	383,277
Iberdrola SA*	557	6,386
Red Electrica Corp. SA	15,078	303,946
Siemens Gamesa Renewable Energy SA*	6,287	136,037
		1,047,828
SWITZERLAND — 0.2%
Dufry AG*	514	26,636
Wizz Air Holdings PLC*	485	26,584
		53,220
UNITED KINGDOM — 1.2%
Ashtead Group PLC	239	17,095
Greggs PLC	622	22,558
Hays PLC	16,054	31,284
Octopus Renewables Infrastructure Trust PLC	100,849	144,929
SSP Group PLC*	14,805	54,931
Whitbread PLC*	765	31,478
		302,275
UNITED STATES — 8.9%
Ares Capital Corp.	10,700	236,470
Avangrid, Inc.	6,328	295,644
Booking Holdings, Inc.*	17	41,754
Brookfield Renewable Corp., Class A	4,252	145,503
CBRE Group, Inc., Class A *	577	58,473
Consolidated Edison, Inc.	4,135	357,471

See previously submitted notes to the financial statements for the annual period ended April 30, 2021.

Portfolio of Investments

January 31, 2022 (unaudited)

Baillie Gifford Multi Asset Fund

		Shares/Principal	Value
UNITED STATES (continued)
Eversource Energy		3,428	$306,772
FirstCash Holdings, Inc.		455	31,713
Golub Capital BDC, Inc.		8,560	134,221
Hecla Mining Co.		16,700	82,832
Howard Hughes Corp. (The)*		406	39,102
Lyft, Inc., Class A *		282	10,863
Martin Marietta Materials, Inc.		90	35,021
MP Materials Corp.*		4,300	171,742
NextEra Energy, Inc.		2,170	169,520
Royal Caribbean Cruises Ltd.*		396	30,813
Six Flags Entertainment Corp.*		816	32,224
Sixth Street Specialty Lending, Inc.		6,000	143,160
			2,323,298
Total Common Stocks
(cost $6,698,057)			7,165,053
STRUCTURED NOTES – 12.4%
SWITZERLAND — 4.6%
Credit Suisse AG, Zero cpn., 10/31/22(2)		1,225	1,192,952
UNITED STATES — 7.8%
Citigroup Global Markets Holdings, Inc., Zero cpn., 01/15/26(3)		1,000	823,570
Goldman Sachs International, Zero cpn., 07/13/51(4)		690	710,279
Goldman Sachs International, Zero cpn., 08/12/51(5)		523	507,504
			2,041,353
Total Structured Notes
(cost $3,444,020)			3,234,305
FOREIGN GOVERNMENT BONDS – 9.9%
BRAZIL — 0.4%
Brazil Letras do Tesouro Nacional, Series LTN, Zero cpn., 01/01/24	BRL	504,000	76,690
Brazilian Government International Bond, 7.13%, 01/20/37		30,000	34,973
			111,663
CHILE — 0.2%
Bonos de la Tesoreria de la Republica en pesos, 5.00%, 03/01/35	CLP	35,000,000	40,076
CHINA — 1.1%
China Government Bond, Series INBK, 3.39%, 03/16/50	CNY	1,740,000	274,336
DOMINICAN REPUBLIC — 0.4%
Dominican Republic International Bond, 6.88%, 01/29/26		100,000	112,501
EGYPT — 0.4%
Egypt Government Bond, Series 7YR, 14.41%, 07/07/27	EGP	1,639,000	103,522
EL SALVADOR — 0.1%
El Salvador Government International Bond, 6.38%, 01/18/27		35,000	19,775
HUNGARY — 0.3%
Hungary Government International Bond, 7.63%, 03/29/41		46,000	72,187
INDONESIA — 1.9%
Indonesia Treasury Bond, Series FR58, 8.25%, 06/15/32	IDR	1,599,000,000	122,953
Indonesia Treasury Bond, Series FR80, 7.50%, 06/15/35	IDR	2,471,000,000	180,574
Indonesia Treasury Bond, Series FR83, 7.50%, 04/15/40	IDR	2,530,000,000	184,886
			488,413
IVORY COAST (COTE D'IVOIRE) — 0.4%
Ivory Coast Government International Bond, 5.25%, 03/22/30	EUR	100,000	112,249
MEXICO — 0.6%
Mexican Bonos, Series M, 8.00%, 12/07/23	MXN	670,000	32,730

See previously submitted notes to the financial statements for the annual period ended April 30, 2021.

Portfolio of Investments

January 31, 2022 (unaudited)

Baillie Gifford Multi Asset Fund

		Shares/Principal	Value
MEXICO (continued)
Mexican Bonos, Series M, 7.75%, 05/29/31	MXN	1,906,800	$92,778
Mexico Government International Bond, 5.75%, 10/12/10		26,000	28,114
			153,622
PANAMA — 0.1%
Panama Government International Bond, 3.36%, 06/30/31		30,000	29,520
PERU — 1.5%
Peru Government Bond, 6.35%, 08/12/28	PEN	390,000	105,214
Peru Government Bond, 5.40%, 08/12/34	PEN	460,000	108,025
Peru Government Bond, 6.90%, 08/12/37	PEN	245,000	64,105
Peruvian Government International Bond, 8.75%, 11/21/33		82,000	123,205
			400,549
ROMANIA — 0.5%
Romania Government Bond, Series 15Y, 3.65%, 09/24/31	RON	135,000	26,340
Romanian Government International Bond, 1.75%, 07/13/30	EUR	20,000	20,428
Romanian Government International Bond, 2.00%, 01/28/32	EUR	80,000	79,567
			126,335
RUSSIA — 0.2%
Russian Federal Bond - OFZ, Series 6229, 7.15%, 11/12/25	RUB	5,195,000	62,441
SOUTH AFRICA — 0.2%
Republic of South Africa Government Bond, Series R209, 6.25%, 03/31/36	ZAR	1,153,000	52,684
THAILAND — 0.1%
Thailand Government Bond, 1.59%, 12/17/35	THB	1,167,000	31,189
TURKEY — 0.1%
Turkish Government International Bond, 7.38%, 02/05/25		15,000	15,308
Turkish Government International Bond, 6.88%, 03/17/36		16,000	14,472
			29,780
UKRAINE — 0.9%
Ukraine Government Bond, 15.84%, 02/26/25	UAH	1,498,000	51,674
Ukraine Government International Bond, Series GDP, 1.26%, 05/31/40(6)		252,000	189,000
			240,674
URUGUAY — 0.5%
Uruguay Government International Bond, 4.38%, 12/15/28	UYU	2,994,062	80,972
Uruguay Government International Bond, 4.98%, 04/20/55		32,000	39,539
			120,511

Total Foreign Government Bonds
(cost $2,706,355)			2,582,027
REAL ESTATE INVESTMENT TRUSTS — 6.9%
UNITED KINGDOM — 3.8%
LondonMetric Property PLC		34,487	124,259
LXI REIT PLC		63,058	125,106
Segro PLC		13,989	246,623
Target Healthcare REIT PLC		72,951	112,823
Tritax Big Box REIT PLC		81,903	262,716
UK Commercial Property REIT Ltd.		121,233	134,071
			1,005,598
UNITED STATES — 3.1%
Duke Realty Corp.		3,392	195,990
First Industrial Realty Trust, Inc.		3,053	185,561
Prologis, Inc.		1,357	212,805

See previously submitted notes to the financial statements for the annual period ended April 30, 2021.

Portfolio of Investments

January 31, 2022 (unaudited)

Baillie Gifford Multi Asset Fund

	Shares/Principal	Value
UNITED STATES (continued)
Rexford Industrial Realty, Inc.	2,826	$206,778
		801,134
Total Real Estate Investment Trusts
(cost $1,301,066)		1,806,732
COLLATERALIZED LOAN OBLIGATIONS – 2.9%
IRELAND — 2.9%
Fair Oaks Senior CLO DAC, Zero cpn., 11/30/26
(cost $775,208)	6,847	770,238
TREASURY BILLS – 1.9%
UNITED STATES — 1.9%
U.S. Treasury Bill, 05/19/22(7)	490,000	489,610
Total Treasury Bills
(cost $489,934)		489,610
CORPORATE BONDS – 1.8%
CANADA — 0.1%
Bell Canada, Series MTN, 4.75%, 09/29/44	21,000	17,803
FRANCE — 0.2%
Electricite de France SA, 6.95%, 01/26/39	15,000	20,161
Orange SA, 9.00%, 03/01/31	13,000	19,221
		39,382
NETHERLANDS — 0.9%
Stichting AK Rabobank Certificaten, 6.50%(8)	168,550	244,748
UNITED KINGDOM — 0.1%
Tesco PLC, 5.50%, 01/13/33	14,000	22,915
UNITED STATES — 0.5%
Aptiv PLC, 4.35%, 03/15/29	19,000	21,021
AT&T, Inc., 3.50%, 09/15/53	18,000	17,104
Citigroup, Inc., 8.13%, 07/15/39	13,000	20,888
Corning, Inc., 5.45%, 11/15/79	17,000	21,294
Dell International LLC / EMC Corp., 5.30%, 10/01/29	19,000	21,784
Hasbro, Inc., 6.35%, 03/15/40	17,000	22,574
Walt Disney Co. (The), 6.15%, 02/15/41	12,000	16,567
		141,232

Total Corporate Bonds
(cost $394,330)		466,080
RIGHTS — 0.0%(9)
UNITED KINGDOM — 0.0%(9)
LXI REIT PLC, expiring on 2/8/2022*	7,566	562
Total Rights
(cost $0)		562
TOTAL INVESTMENTS — 94.0%
(cost $23,016,577)		$24,511,323
Other assets less liabilities — 6.0%		1,559,617
NET ASSETS — 100.0%		$26,070,940

*	Non-income producing security.
(1)	Affiliated Fund.
(2)	ETF-linked certificate which tracks the CSI 500 China A Shares Small Cap ETF as the reference price. Value correlates to changes in this reference price.
(3)	Index-linked note which tracks the Citi Equity Intraday Momentum Basket Index as the reference price. Value correlates to changes in this reference price.
(4)	Index-linked note which tracks the Volatility Curve US Series 1 Total Return Strategy as the reference price. Value correlates to changes in this reference price.
(5)	Index-linked note which tracks the USD 10 - 20 Year Long Volatility Index Total Return Strategy as the reference price. Value correlates to changes in this reference price.
(6)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(7)	Security issued on a discount basis with no stated coupon rate. Income is recognized through the accretion of discount.
(8)	Perpetual, callable security with no stated maturity date.
(9)	Amount rounds to less than 0.1%.

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, Baillie Gifford Overseas Limited retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the annual period ended April 30, 2021.

Portfolio of Investments

January 31, 2022 (unaudited)

Baillie Gifford Multi Asset Fund

A summary of the Fund’s transactions with affiliated funds during the period ended January 31, 2022 is as follows:
Affiliated Fund Holdings

	Shares at April 30, 2021	Value at April 30, 2021	Purchases Cost	Sales Proceeds	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Shares at January 31, 2022	Value at January 31, 2022	Income Distributions	Capital Gain Distributions
Baillie Gifford Emerging Markets Equities Fund, Class K	30,265	$864,974	$21,435	$–	$–	$(126,909)	31,153	$759,501	$10,525	$10,910
Baillie Gifford International Alpha Fund, Class K	109,775	1,913,385	136,089	–	–	(368,941)	118,682	1,680,534	18,596	117,494
Baillie Gifford U.S. Equity Growth Fund, Class K	37,844	1,591,352	135,174	–	–	(592,334)	41,744	1,134,193	–	135,174
	177,884	$4,369,711	$292,698	$–	$–	$(1,088,184)	191,579	$3,574,228	$29,121	$263,578

Open futures contracts outstanding at January 31, 2022:

Description	Counterparty	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at January 31, 2022	Unrealized Appreciation
E-Mini Futures	HSBC Securities (USA) Inc.	March 2022	(2)	$(596,200)	$49,837
Euro — BOBL Futures	HSBC Securities (USA) Inc.	March 2022	(2)	(297,130)	4,036
Euro — Buxl Futures	HSBC Securities (USA) Inc.	March 2022	(1)	(228,397)	14,039
U.S. 10 Year Note Future	HSBC Securities (USA) Inc.	March 2022	(6)	(767,813)	5,256
					$73,168

Open forward foreign currency contracts outstanding at January 31, 2022:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
HSBC Securities (USA) Inc.	2/9/2022	AUD	909,000	USD	649,875	$7,147	$–
HSBC Securities (USA) Inc.	2/9/2022	CAD	2,100,700	USD	1,651,894	–	(698)
HSBC Securities (USA) Inc.	2/9/2022	CHF	1,382,700	USD	1,501,179	8,685	–
HSBC Securities (USA) Inc.	2/9/2022	EUR	5,096,370	USD	5,761,818	35,273	–
HSBC Securities (USA) Inc.	2/9/2022	GBP	3,863,090	USD	5,230,064	34,900	–
HSBC Securities (USA) Inc.	2/9/2022	NOK	6,680,000	USD	753,880	2,934	–
HSBC Securities (USA) Inc.	2/9/2022	NZD	923,000	USD	622,564	15,313	–
HSBC Securities (USA) Inc.	2/9/2022	USD	219,092	GBP	163,000	114	–
HSBC Securities (USA) Inc.	2/9/2022	USD	222,109	EUR	197,000	–	(749)
HSBC Securities (USA) Inc.	2/9/2022	USD	1,978,360	JPY	229,141,200	12,923	–
HSBC Securities (USA) Inc.	2/9/2022	ZAR	8,565,000	USD	546,788	–	(9,767)
HSBC Securities (USA) Inc.	2/10/2022	CHF	111,000	USD	119,862	45	–
HSBC Securities (USA) Inc.	2/10/2022	USD	120,617	CHF	111,000	–	(800)
HSBC Securities (USA) Inc.	2/10/2022	USD	130,947	CNY	840,000	863	–
Barclays Bank PLC	2/17/2022	TRY	2,420,000	USD	266,317	86,176	–

See previously submitted notes to the financial statements for the annual period ended April 30, 2021.

Portfolio of Investments

January 31, 2022 (unaudited)

Baillie Gifford Multi Asset Fund

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	2/17/2022	USD	107,486	TRY	1,340,000	$–	$(7,739)
Barclays Bank PLC	2/17/2022	USD	68,998	TRY	1,080,000	11,395	–
HSBC Securities (USA) Inc.	2/17/2022	USD	66,118	ZAR	1,020,000	88	–
HSBC Securities (USA) Inc.	2/17/2022	ZAR	1,020,000	USD	68,415	2,209	–
HSBC Securities (USA) Inc.	3/10/2022	EGP	1,930,000	USD	118,916	–	(2,667)
HSBC Securities (USA) Inc.	3/10/2022	USD	119,283	EGP	1,930,000	2,300	–
HSBC Securities (USA) Inc.	3/10/2022	USD	502,823	ILS	1,607,600	5,431	–
HSBC Securities (USA) Inc.	3/10/2022	USD	184,535	ZAR	2,910,000	3,769	–
HSBC Securities (USA) Inc.	3/10/2022	ZAR	7,119,000	USD	469,981	9,315	–
Barclays Bank PLC	4/14/2022	RUB	3,240,000	USD	41,649	603	–
Barclays Bank PLC	4/14/2022	TRY	820,000	USD	80,287	21,144	–
HSBC Securities (USA) Inc.	4/20/2022	RUB	6,100,000	USD	78,064	922	–
HSBC Securities (USA) Inc.	4/21/2022	AUD	352,000	USD	253,154	4,157	–
HSBC Securities (USA) Inc.	4/21/2022	EUR	1,297,000	USD	1,470,907	10,903	–
HSBC Securities (USA) Inc.	4/21/2022	USD	303,024	EUR	267,000	–	(2,468)
HSBC Securities (USA) Inc.	4/21/2022	USD	262,742	NOK	2,300,000	–	(4,519)
HSBC Securities (USA) Inc.	4/21/2022	USD	251,269	JPY	29,080,000	1,675	–
HSBC Securities (USA) Inc.	4/28/2022	COP	1,530,000,000	USD	377,889	–	(5,427)
Barclays Bank PLC	4/28/2022	USD	141,212	KRW	168,000,000	–	(2,086)
HSBC Securities (USA) Inc.	4/28/2022	USD	256,111	KRW	305,000,000	–	(3,531)
HSBC Securities (USA) Inc.	4/28/2022	USD	522,695	CZK	11,320,000	–	(5,022)
HSBC Securities (USA) Inc.	6/16/2022	EUR	110,000	USD	125,292	1,223	–
HSBC Securities (USA) Inc.	7/21/2022	USD	261,518	THB	8,600,000	–	(2,970)
HSBC Securities (USA) Inc.	7/28/2022	EUR	173,760	USD	197,986	1,697	–
HSBC Securities (USA) Inc.	7/28/2022	USD	797,522	CAD	1,000,000	–	(11,314)
Total unrealized appreciation (depreciation)						$281,204	$(59,757)
Net unrealized appreciation (depreciation)							$221,447

ADR	-	American Depositary Receipt
CLO	-	Collateralized Loan Obligation
MTN	-	Medium Term Note
REIT	-	Real Estate Investment Trust

See previously submitted notes to the financial statements for the annual period ended April 30, 2021.

Portfolio of Investments

January 31, 2022 (unaudited)

Baillie Gifford Multi Asset Fund

Currency Abbreviations:
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great Britain Pound
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
RON	-	Romanian New Leu
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
UAH	-	Ukrainian hryvnia
UYU	-	Uruguayan peso
ZAR	-	South African Rand

See previously submitted notes to the financial statements for the annual period ended April 30, 2021.

Portfolio of Investments

January 31, 2022 (unaudited)

Baillie Gifford Multi Asset Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:(1)
Pooled Investment Vehicles	$6,049,038	$1,947,678	$–	$7,996,716
Common Stocks	2,860,736	4,304,317	–	7,165,053
Structured Notes	–	3,234,305	–	3,234,305
Foreign Government Bonds	–	2,582,027	–	2,582,027
Real Estate Investment Trusts	801,134	1,005,598	–	1,806,732
Collateralized Loan Obligations	–	770,238	–	770,238
Treasury Bills	489,610	–	–	489,610
Corporate Bonds	–	466,080	–	466,080
Rights	562	–	–	562
Total Investments in Securities	$10,201,080	$14,310,243	$–	$24,511,323
Other Financial Instruments(2)
Forward Foreign Currency Contracts	–	281,204	–	281,204
Futures Contracts	73,168	–	–	73,168
Total Investments in Securities and Other Financial Instruments	$10,274,248	$14,591,447	$–	$24,865,695
Liabilities:
Other Financial Instruments(2)
Forward Foreign Currency Contracts	$–	$59,757	$–	$59,757
Total Other Financial Instruments	$–	$59,757	$–	$59,757

(1)	A complete listing of investments and additional information regarding the industry classification and geographical location of these investments is disclosed in the Portfolio of Investments.
(2)	Reflects the unrealized appreciation (depreciation) of the instruments.

See previously submitted notes to the financial statements for the annual period ended April 30, 2021.